Pensions - Schedule of Present Value of Defined Benefit Obligation (Details)	Dec. 31, 2024	Dec. 31, 2023
Discount rate Increase 0.5% [Member]
Pensions - Schedule of Present Value of Defined Benefit Obligation (Details) [Line Items]
Effect on present value of defined benefit obligation, Discount rate
Discount rate Decrease 0.5% [Member]
Pensions - Schedule of Present Value of Defined Benefit Obligation (Details) [Line Items]
Effect on present value of defined benefit obligation, Discount rate
Future salary increases Increase 0.5% [Member]
Pensions - Schedule of Present Value of Defined Benefit Obligation (Details) [Line Items]
Effect on present value of defined benefit obligation, Future salary increases
Future salary increases Decrease 0.5% [Member]
Pensions - Schedule of Present Value of Defined Benefit Obligation (Details) [Line Items]
Effect on present value of defined benefit obligation, Future salary increases